MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.




FUND LOGO




Annual Report

August 31, 1998





This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




Printed on post-consumer recycled paper


Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER


During most of the year ended August 31, 1998, Merrill Lynch Senior Floating Rate Fund, Inc. was invested in an environment of moderate-to-strong economic growth with little sign of inflation. However, from the time the US equity markets reached their peak in July and on into September, the Fund operated in a decidedly different environment.

The dislocation of the world financial markets was set off by the devaluation of the ruble by Russia in August and further exacerbated by the resulting liquidity crisis in emerging market securities and losses suffered by hedge funds. Hedge funds and high-yield mutual funds that had come into the bank loan market over the last 24 months to take advantage of this market's lower volatility suddenly became sellers, since the loans could be sold at a fraction of the losses that would have been incurred if they sold high-yield bonds or emerging market debt securities. This put technical pressure on the price levels quoted by dealers in the bank loan market and resulted in the largest technical correction in the loan market since the Fund's inception in 1989. Even with two 25 basis point (0.25%) easings by the Federal Reserve Board in less than a month, the market for any credit-sensitive fixed-income instrument remained relatively illiquid as spreads widened dramatically across every asset class, including high-yield bonds, investment-grade bonds and mortgage-backed securities. On a comparative basis, senior secured bank loans have demonstrated relatively little volatility and have far outperformed other credit-sensitive fixed-income products such as high-yield bonds on a year-to-date basis.

Current consensus expectations are for the US economy's rate of growth to continue to slow as a result of slowing business activity worldwide. We do not anticipate a recessionary scenario, particularly if the Federal Reserve Board continues to aggressively cut short-term interest rates. Currently, inflationary pressures remain contained, supported by moderate growth in wages along with a slight increase in unemployment.

At August 31, 1998, over 98% of the Fund's investments in corporate loans were accruing interest at a spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for dollar-denominated deposits outside the United States. Historically, LIBOR has tracked other US short-term interest rates very closely, particularly the Federal Funds rate. A steady inflow of cash from new subscriptions pushed down the Fund's yield during the first nine months of the year ended August 31, 1998, and strong investor demand for bank loans compressed the average spread over LIBOR on the loans in the Fund's portfolio. However, yields bounced back later in the last half of the Fund's fiscal year as the primary transaction flow improved and the Fund's cash position was substantially reduced through primary and secondary purchases. Meanwhile, the three-month LIBOR traded in a relatively narrow range of 5.50%--5.85% during the period, even as yields on US Treasury issues came down substantially with the general flight to quality. The average number of days to LIBOR reset on the Fund's investments was 37 days at the end of the fiscal year. The recent Federal Reserve Board easings should be reflected in the Fund's yield over the next few months as the Fund's investments move through their LIBOR resets. The lower LIBOR should be offset by the higher spread over LIBOR that loan investors are demanding on new issues in this environment. On new transactions and on existing transactions that are amended, lenders are requiring spreads above LIBOR that are 100 basis points--150 basis points higher than pre-August levels. The Fund's yield typically reflects any sustained decrease, or increase, up or down, in short-term interest rates within a one-month--two-month period, depending on the Fund's cash position.


Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998



Fund Performance
With this interest rate environment and economic growth as a backdrop, Merrill Lynch Senior Floating Rate Fund, Inc. ended the fiscal year with approximately $3.1 billion out of $3.3 billion, or 91.2%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities.

The Fund's effective net annualized yield for the three-month period ended August 31, 1998 was 6.61%, compared to a yield of 6.94% for the same period a year earlier. The Fund's net asset value continued to remain relatively stable throughout the period, but did begin to move down subsequent to August 31, 1998 as bid prices in the market backed up across the board. During the 12-month period ended August 31, 1998, the Fund earned $0.678 per share income dividends, representing a net annualized yield of 6.82%, based on a month-end per share net asset value of $9.97. For the year ended August 31, 1998, the Fund's total investment return was +6.47%, based on a change in net asset value from $10.02 to $9.97, and assuming reinvestment of $0.679 per share income dividends. Since inception (November 3, 1989) through August 31, 1998, the Fund's total investment return was +83.07%, based on a change in per share net asset value from $10.00 to $9.97, and assuming reinvestment of $6.083 per share income dividends.


Investment Activities
During the year ended August 31, 1998, the Fund's investment strategy remained unchanged: to invest in leveraged transactions in which borrowers have strong market shares, experienced managements and consistent cash flows. The loans in which we invest also must have appropriate risk/reward characteristics in the form of floating rate spreads over LIBOR. In addition, we continued to look for companies with significant underlying asset and franchise value, strong capital structures, and equity sponsors that support their investments. The Fund's three largest positions, Riverwood International Corp., Stone Container Corp. and Starwood Hotels & Resorts Trust, are examples that fit this investment philosophy. The advantages of adhering to this strategy are borne out by both the relative stability of the Fund's net asset value as compared to other fixed-income asset classes and the continued flexibility of our borrowers as they access capital markets during the fiscal year.

A stable economy, continuous refinancings in the strong capital markets environment over most of the last 12 months and a relatively low cost of carry for debt helped maintain reasonably strong credit fundamentals in the bank loan market. In most industries, including cyclicals, prices remained relatively firm based on strong underlying collateral value, as well as a lack of sellers as investors were reluctant to part with high-coupon senior secured paper that could not be replaced. Paper companies, particularly those involved in market pulp, newsprint and linerboard, saw prices slide with the slow down in global economies. With the continued merger and acquisition activity, pricing in both the cable and telecommunications sectors continued to tighten through the year but widened with other sectors through the September period-end.

The Fund is presently more varied by sector and by actual number of issuers. This change in part reflects our strategy to help spread credit exposure among more holdings. However, it was also caused by an increase in the number of investors in the market. This increase resulted in smaller allocations in individual transactions during the first half of the year amid continued strong demand and improved liquidity. Since the beginning of the correction in August, investors have grown increasingly concerned with secondary trading levels on their loans and have become much more selective in terms of price, liquidity required in the aftermarket and overall size that they would be willing to hold in this environment. We expect these trends to continue through the end of the year and into the first quarter of 1999 as banks and the dealer community manage their balance sheets toward 1998 year-end.

During the last six months, we were faced with the challenge of staying fully invested in a market characterized by numerous refinancings driven by the extremely strong public debt and equity markets. In the August quarter, refinancings included names such as Journal Register Co., Repap Brunswick and Thermadyne Industries, Inc. Finally, we continued to be selective in investing in new leveraged buyouts coming to the market during the course of the year. Examples included our investments in Ziff-Davis Inc. and Collins & Aikman Corp. Merger and acquisition financings included such names as Lyondell Petrochemical Co. and Ispat Inland LP. During the quarter ended August 31, 1998, the Fund purchased over $588.9 million in loans in the primary market and over $76.5 million in the secondary market. This was offset by the sale of $81.1 million in investments and the full or partial prepayment of over $391.0 million during the three months ended August 31, 1998.


Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


As of August 31, 1998, the Fund was invested in 219 borrowers across 46 industries. See the "Portfolio Information" section of this report to shareholders on page 4 which provides listings of the Fund's ten largest holdings and five largest industries as of August 31, 1998.

Looking further ahead, we believe there will be strong improvement in the high-yield loan market as equities stabilize and new capital comes into the asset class.

The Fund completed its latest quarterly tender offer on July 24, 1998 with 16.6 million shares tendered and accepted for repurchase. The next tender began on September 22, 1998 and concludes on October 20, 1998. The Fund remains open for new shareholder purchases.

In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(R. Douglas Henderson)
R. Douglas Henderson
Senior Vice President and Portfolio Manager





October 16, 1998



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
R. Douglas Henderson, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary


Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


THE BENEFITS AND RISKS OF LEVERAGING


Merrill Lynch Senior Floating Rate Fund, Inc. (the "Fund") has the ability to utilize leverage through the borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the return earned by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield. Should the differential between the underlying interest rates narrow, the incremental yield "pick up" will be reduced. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the entire portfolio holdings resulting therefrom since the assets obtained from leverage do not fluctuate.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue the Preferred Stock) may reduce the Common Stock's yield and negatively impact its market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced. In this case, the Fund may nevertheless decide to maintain its leveraged position in order to avoid capital losses on securities purchased with leverage. However, the Fund will not generally utilize leverage if it anticipates that its leveraged capital structure would result in a lower rate of return for its Common Stock than would be obtained if the Common Stock were unleveraged for any significant amount of time.



PORTFOLIO INFORMATION


As of August 31, 1998


Quality Rating*                         Percent of
S&P/Moody's                       Long-Term Investments

BB/Ba                                      37.2%
B/B                                        22.3
CCC/Caa                                     0.5
NR (Not Rated)                             40.0

[FN]
*In cases where bonds are rated differently by Standard & Poor's
 Corp. and Moody's Investors Services, Inc., bonds are categorized according to the higher of the two ratings.


                                        Percent of
Five Largest Industries                Total Assets

Telephone Communications                   11.0%
Paper                                       8.1
Health Services                             7.7
Chemicals                                   7.3
Amusement & Recreational Services           5.4


                                        Percent of
Ten Largest Holdings                   Total Assets

Riverwood International Corp.               2.9%
Stone Container Corp.                       2.3
Starwood Hotels & Resorts Trust             2.2
AMF Group, Inc.                             2.1
Marcus Cable Operating Co.                  1.8
Lyondell Petrochemical Co.                  1.7
Chancellor Media Corp.                      1.7
Huntsman Corp.                              1.6
Omnipoint Communications Corp.              1.6
Cellular, Inc.                              1.3



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Advertising--      NR++      Ba2   $12,033,333    Outdoor Systems, Inc., Term,
0.4%                                              due 6/30/2004                         $   12,010,770    $   12,025,813

Aerospace--        NR++      Ba3     4,618,566    K & F Industries, Term B, due
0.1%                                              10/15/2005                                 4,618,566         4,630,113

Agriculture--      NR++      NR++    5,495,875    Purina Mills Inc., Term B,
0.5%                                              due 3/31/2007                              5,489,252         5,516,485
                   NR++      NR++    9,980,000    Seminis, Term B, due 12/31/2003            9,980,000         9,980,000
                                                                                        --------------    --------------
                                                                                            15,469,252        15,496,485

Air Transpor-                                     Continental Airlines, Inc.:
tation--0.4%       BB-       NR++    8,258,819       Term A, due 7/31/2002                   8,222,845         8,186,555
                   BB-       NR++    6,314,667       Term B, due 7/31/2002                   6,314,667         6,263,360
                                                                                        --------------    --------------
                                                                                            14,537,512        14,449,915

Aircraft &         NR++      Ba2     3,972,003    Alliant Techsystems, Inc.,
Parts--1.2%                                       Term, due 3/15/2001                        3,969,540         3,972,003
                   NR++      Ba3     7,355,501    Evergreen International Aviation,
                                                  Inc., Term B, due 5/31/2003                7,325,126         7,355,501
                   NR++      NR++   21,406,250    Gulfstream Aerospace Corp., Term,
                                                  due 9/30/2002                             21,375,110        21,218,945
                   NR++      NR++    2,359,849    Technetics, Term, due 6/20/2002            2,347,435         2,352,474
                   NR++      NR++    6,250,000    WesternSky Industries, Term, due
                                                  7/31/2003                                  6,244,056         6,257,813
                                                                                        --------------    --------------
                                                                                            41,261,267        41,156,736

Amusement &                                       AMF Group, Inc.:
Recreational       NR++      B+     18,521,998       Axel A, due 5/03/2003                  18,706,731        18,541,106
Services--5.4%     NR++      B+     25,546,140       Axel B, due 5/01/2004                  25,627,160        25,530,053
                   NR++      B+      3,052,525       Term, due 3/31/2002                     3,046,123         3,056,340
                   NR++      B+     23,448,943       Term A, due 3/31/2002                  23,409,097        23,389,571
                   B1        NR++    2,000,000    ASC East Inc., Term, due 5/31/2006         1,998,131         2,003,750
                   B1        NR++    5,000,000    ASC West Inc., Term, due 5/31/2006         4,995,328         5,009,375
                                                  Amfac Resorts, Inc.:
                   NR++      NR++    2,500,000       Term B, due 9/30/2004                   2,496,532         2,500,000
                   NR++      NR++    2,500,000       Term C, due 9/30/2005                   2,496,483         2,503,125
                                                  KSL Recreation Group, Inc.:
                   NR++      B2     11,960,000       Revolving Credit, due 4/30/2004        11,960,000        11,997,375
                   NR++      B2     10,890,000       Term A, due 4/30/2005                  10,929,493        10,924,032
                   NR++      B2     10,890,000       Term B, due 4/30/2006                  10,930,154        10,924,032
                   B+        NR++    4,987,500    Kerastotes, Term B, due 12/31/2004         4,980,614         4,987,500
                                                  Metro Goldwyn Mayer Co.:
                   B1        Ba2     5,170,000       Revolving Credit, due 9/30/2003         5,170,000         5,040,750
                   B1        Ba2     4,000,000       Term A, due 12/31/2005                  3,981,565         3,985,000
                   B1        Ba2    10,000,000       Term B, due 12/31/2006                  9,976,651         9,981,250
                   NR++      NR++   19,991,667    Patroit American Hospitality, Term B,
                                                  due 3/31/2003                             19,954,896        19,991,667
                   B1        Ba2     4,527,163    Premier Parks Inc., Term C,
                                                  due 3/31/2006                              4,524,984         4,538,481
                   NR++      Ba3    13,472,837    Six Flags Entertainment Corp., Term B,
                                                  due 11/03/2004                            13,466,418        13,540,201
                   NR++      NR++    4,200,000    Video Update Inc., Term B,
                                                  due 4/30/2003                              4,161,119         4,158,000
                                                                                        --------------    --------------
                                                                                           182,811,479       182,601,608




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Apparel--1.2%                                     Arena Brands, Inc.:
                   NR++      NR++  $   936,666       Revolving Credit, due 6/01/2002    $      936,666    $      940,179
                   NR++      NR++    3,882,200       Term A, due 6/01/2002                   3,887,052         3,896,758
                   NR++      NR++    7,218,465       Term B, due 6/01/2002                   7,227,488         7,245,534
                   NR++      NR++    5,000,000    Cluett American Corp., Term B,
                                                  due 5/18/2005                              4,995,107         5,009,375
                   NR++      NR++    9,700,000    Humphreys Inc., Term B, due 1/15/2003      9,700,000         9,700,000
                   NR++      NR++    4,800,000    Renfro Corp., Term B, due 11/15/2003       4,781,477         4,800,000
                                                  Walls Industries:
                   NR++      NR++    1,244,681       Term B, due 2/28/2005                   1,244,681         1,244,681
                   NR++      NR++    1,707,447       Term C, due 2/28/2006                   1,707,447         1,707,447
                   BB-       Ba3     6,111,000    William Carter Co. (The), Term,
                                                  due 10/31/2003                             6,086,846         6,091,903
                                                                                        --------------    --------------
                                                                                            40,566,764        40,635,877

Automotive                                        American Axel:
Equipment--        NR++      NR++    2,560,000       Revolving Credit, due 10/31/2005        2,560,000         2,534,400
3.5%               NR++      NR++    1,829,333       Revolving Credit, due 10/31/2005        1,829,333         1,779,027
                   NR++      NR++   21,000,000       Term B, due 3/31/2007                  21,033,664        20,842,500
                   NR++      NR++   10,000,000    Breed Technologies, Inc., Term B,
                                                  due 4/27/2006                              9,975,765        10,006,250
                   NR++      Ba3     8,376,000    CSK Automotive, Term, due 10/31/2003       8,368,470         8,378,618
                   B+        B1     11,000,000    Collins & Aikman Corp., Term B,
                                                  due 6/30/2005                             10,994,646        11,027,500
                                                  Federal Mogul Corp.:
                   NR++      NR++      328,205       Revolving Credit, due 12/30/2003          328,205           326,154
                   NR++      NR++    4,403,733       Term A, due 12/31/2003                  4,392,870         4,403,733
                   NR++      NR++   37,500,000       Term B, due 12/31/2005                 37,500,000        37,406,250
                   NR++      B1     15,335,000    Johnstown America Industrial, Inc.,
                                                  Term B, due 3/31/2003                     15,280,722        15,219,988
                                                  Safelite Glass Corp.:
                   BB-       B2      3,750,000       Term B, due 12/31/2004                  3,744,802         3,754,688
                   BB-       B2      3,750,000       Term C, due 12/31/2005                  3,744,730         3,754,688
                                                                                        --------------    --------------
                                                                                           119,753,207       119,433,796

Broadcast--                                       Chancellor Media Corp.:
Radio & TV--4.1%   BB-       Ba2     5,259,425       Revolving Credit, due 6/26/2004         5,259,425         5,193,682
                   BB-       Ba2    51,891,429       Term, due 6/26/2004                    51,735,698        51,502,243
                   NR++      NR++   10,000,000    Channel Master, Term, due 10/10/2005       9,981,605        10,000,000
                   NR++      NR++   10,000,000    Emmis Communications, Term, due
                                                  2/28/2007                                 10,000,000        10,000,000
                   NR++      NR++    8,260,870    Latin Communications, Term,
                                                  due 3/31/2004                              8,216,896         8,178,261
                   NR++      NR++    4,625,000    Retlaw Broadcasting, Term,
                                                  due 3/31/2006                              4,613,774         4,620,375
                   NR++      Ba3     5,000,000    Sinclair Broadcast, Term,
                                                  due 12/31/2004                             4,990,219         4,975,000
                   NR++      NR++    3,750,000    Spartan Communications, Term B,
                                                  due 6/30/2005                              3,750,000         3,750,000
                   NR++      Ba2    38,958,819    Viacom, Inc., Term, due 7/01/2002         38,914,702        38,630,103
                                                                                        --------------    --------------
                                                                                           137,462,319       136,849,664

Building &         NR++      NR++    2,509,281    Fenway Holdings, Inc., Term B,
Construction--0.1%                                due 9/15/2002                              2,496,955         2,468,505

Building           NR++      Ba3     3,218,540    Amerimax, Term C, due 6/30/2004            3,215,025         3,218,540
Materials--2.2%                                   Behr Process Corp.:
                   NR++      NR++    4,147,500       Term B, due 3/31/2004                   4,142,679         4,147,500
                   NR++      NR++    2,765,000       Term C, due 3/31/2005                   2,761,700         2,768,456
                   NR++      NR++   16,932,000    Dal Tile International, Inc., Term B,
                                                  due 12/31/2003                            16,859,625        16,625,108
                   NR++      NR++    5,000,000    Dayton Superior Corp., Term,
                                                  due 9/30/2005                              5,000,000         5,031,250
                   NR++      Ba3     2,052,281    Euramax Holdings Ltd., Term B,
                                                  due 6/30/2004                              2,050,040         2,052,281
                   NR++      B1      4,971,429    Falcon Building Products, Inc., Term,
                                                  due 6/30/2005                              4,953,708         4,983,857
                   NR++      Ba3    29,774,623    National Gypsum Co., Term B,
                                                  due 9/20/2003                             29,730,413        29,774,623




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Building                                          Panolam Industries:
Materials          NR++      NR++   $  459,281       Term A, due 11/01/2002             $      459,281    $      459,281
(concluded)        NR++      NR++    2,811,659       Term B, due 11/01/2005                  2,811,659         2,811,659
                   NR++      NR++    1,606,662       Term C, due 11/01/2006                  1,606,662         1,606,662
                                                                                        --------------    --------------
                                                                                            73,590,792        73,479,217

Cable TV           NR++      NR++   24,314,062    Chelsea Communications, Term B,
Services--4.4%                                    due 9/30/2004                             24,227,982        24,329,259
                   NR++      B1      5,000,000    Classic Cable, Inc., Term, due
                                                  10/31/2007                                 4,995,003         4,993,750
                   NR++      Ba3     4,000,000    FrontierVision Operating Partners
                                                  L.P., Term B, due 3/31/2006                3,994,367         3,997,500
                                                  Intermedia Partners, Inc.:
                   B+        Ba3    10,000,000       Term, due 1/01/2005                     9,979,890         9,981,250
                   B+        Ba3     7,500,000       Term B, due 12/31/2007                  7,492,676         7,509,375
                                                  Marcus Cable Operating Co.:
                   B+        Ba3    26,343,750       Term A, due 12/31/2002                 26,267,262        26,277,891
                   B+        Ba3    12,526,875       Term B1, due 4/30/2004                 12,353,293        12,515,131
                   B+        Ba3    22,597,500       Term B2, due 4/30/2004                 22,538,919        22,597,500
                   NR++      NR++   20,073,850    NTL Group, Term, due 1/31/1999            20,073,850        20,061,303
                   B+        NR++   17,000,000    Triax Midwest, Term B, due 6/30/2007      16,974,858        17,021,250
                                                                                        --------------    --------------
                                                                                           148,898,100       149,284,209

Casino--0.4%                                      Alliance Gaming Corp.:
                   NR++      B1     10,633,929       Term B, due 1/31/2005                  10,633,929        10,687,098
                   NR++      B1      4,242,857       Term C, due 7/31/2005                   4,242,857         4,264,071
                                                                                        --------------    --------------
                                                                                            14,876,786        14,951,169

Chemicals--7.3%    NR++      NR++    7,500,000    AOC LLC, Term B, due 9/30/2006             7,481,250         7,481,250
                   NR++      NR++    4,500,000    CII Carbon LLC, Term, due 6/25/2008        4,495,537         4,511,250
                   NR++      NR++   11,283,142    Cedar Chemical, Term B, due
                                                  10/31/2003                                11,217,782        11,254,934
                   NR++      NR++   10,000,000    Epsillon, Term B, due 12/31/2005          10,000,000        10,000,000
                   NR++      Ba2    11,964,000    Exide Corporation, Term B, due
                                                  3/19/2005                                 11,964,000        11,978,955
                   NR++      Ba3     3,777,778    Foamex International PLC, Revolving
                                                  Credit, due 6/30/2003                      3,777,778         3,782,500
                   NR++      NR++    6,000,000    General Chemical Group, Term B,
                                                  due 6/15/2006                              5,994,090         5,996,250
                   NR++      NR++   10,000,000    HSC Holdings, Term B, due 3/31/2006        9,985,358        10,025,000
                                                  Huntsman Corp.:
                   NR++      Ba2    20,738,584       Term, due 12/31/2002                   20,723,027        20,738,584
                   NR++      Ba2     4,900,000       Term A, due 9/30/2003                   4,900,000         4,900,000
                   NR++      Ba2    14,850,000       Term B, due 6/30/2004                  14,850,000        14,850,000
                   NR++      Ba2    14,700,000       Term C, due 12/31/2005                 14,656,681        14,810,250
                                                  Huntsman Specialty Chemicals:
                   NR++      Ba2     4,950,000       Term B, due 3/15/2004                   4,946,278         4,962,375
                   NR++      Ba2     4,950,000       Term C, due 3/15/2005                   4,946,272         4,962,375
                                                  Lyondell Petrochemical Co.:
                   NR++      NR++   15,000,000       Term A, due 6/30/2003                  14,992,500        14,992,500
                   NR++      NR++   41,900,000       Term B, due 6/30/2005                  41,862,197        42,083,313
                   NR++      NR++   16,615,385    Octel Corp., Term A, due 12/31/2001       16,559,441        16,521,923
                   NR++      B1      7,920,000    Pioneer Americas Acquisition Corp.,
                                                  Term, due 12/05/2006                       7,988,063         7,910,100
                   BB-       Ba3     4,980,000    Polymer Group, Inc., Term B, due
                                                  12/20/2005                                 4,980,000         4,997,119
                   NR++      Ba3    23,981,281    Sterling Chemicals, Inc., Term B,
                                                  due 9/30/2004                             23,883,231        23,876,363
                   NR++      Ba3     6,373,806    Texas Petrochemicals Corp., Term B,
                                                  due 6/30/2004                              6,354,552         6,357,871
                                                                                        --------------    --------------
                                                                                           246,558,037       246,992,912

Computer-Related   NR++      Ba3    17,027,500    Fairchild Semiconductors Corp.,
Services &                                        Term C, due 3/11/2003                     17,027,500        17,027,500
Products--0.5%




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Consumer           NR++      B1    $ 8,412,272    Amscan Holdings, Inc., Axel,
Products--2.3%                                    due 12/31/2004                        $    8,412,272    $    8,412,272
                   B+        Ba3     4,738,889    Boyds Collection Ltd., Term B,
                                                  due 4/21/2005                              4,727,442         4,747,774
                                                  E & S Holdings Corp.:
                   NR++      B1      3,505,882       Revolving Credit, due 9/30/2003         3,505,882         3,339,353
                   NR++      B1        912,941       Term A, due 9/30/2003                     880,412           865,012
                                                  Hedstrom Corp.:
                   NR++      B1      1,241,379       Revolving Credit, due 6/30/2003         1,241,379         1,236,724
                   NR++      B1      4,844,828       Term A, due 6/30/2003                   4,823,783         4,844,828
                                                  Pillowtex:
                   B+        Ba2     3,980,000       Term B, due 12/31/2004                  3,976,321         3,987,463
                   B+        Ba2     3,500,000       Term B, due 12/31/2004                  3,496,500         3,496,500
                   BB-       Ba2    14,850,150    Playtex Family Products Inc., Term B,
                                                  due 9/15/2003                             14,786,502        14,924,401
                                                  RTI Funding Corp. (Ritvik Toys):
                   NR++      NR++    7,209,568       Term B, due 2/07/2003                   7,158,585         6,272,324
                   NR++      NR++    7,209,568       Term C, due 2/07/2004                   7,154,743         6,272,324
                   BB-       Ba3    14,925,000    Revlon Consumer Products Corp., Term,
                                                  due 5/30/2002                             14,914,886        14,859,703
                   NR++      NR++    4,500,000    Samsonite Corp., Term, due 6/24/2005       4,494,437         4,443,750
                                                                                        --------------    --------------
                                                                                            79,573,144        77,702,428

Defense--0.3%                                     United Defense Industries, Inc.:
                   NR++      B1      1,707,473       Term A, due 10/06/2003                  1,721,671         1,696,801
                   NR++      B1      4,378,808       Term B, due 10/06/2005                  4,378,808         4,365,124
                   NR++      B1      4,253,111       Term C, due 10/06/2006                  4,253,111         4,245,137
                                                                                        --------------    --------------
                                                                                            10,353,590        10,307,062

Diversified--1.5%  NR++      NR++   30,000,000    Bridge Inform, Term B,
                                                  due 5/29/2005                             29,927,008        30,075,000
                   NR++      NR++    6,000,000    Handy & Harman, Term B,
                                                  due 7/30/2006                              5,985,111         5,992,500
                   NR++      NR++    4,980,000    Sarah Michael's Inc., Term B,
                                                  due 6/30/2004                              4,980,000         4,980,000
                                                  Thermadyne Industries, Inc.:
                   NR++      NR++    3,500,000       Term B, due 7/16/2004                   3,496,615         3,513,125
                   NR++      NR++    3,500,000       Term C, due 7/16/2005                   3,496,593         3,513,125
                                                                                        --------------    --------------
                                                                                            47,885,327        48,073,750

Drilling--0.1%     BB+       Ba3     3,759,930    Rigco North America, Term,
                                                  due 9/30/1998                              3,759,068         3,769,330

Drug/Proprietary   NR++      NR++    4,975,000    Duane Reade Co., Term B,
Stores--0.2%                                      due 2/15/2005                              4,960,355         5,012,313

Electronics/       NR++      Ba3    13,458,750    Amphenol Corp., Term B,
Electrical                                        due 5/19/2006                             13,672,569        13,538,662
Components--       NR++      NR++    5,483,333    Communications & Power II
2.2%                                              Acquisition Corp., Term B,
                                                  due 8/11/2002                              5,448,270         5,469,625
                   NR++      NR++    5,500,000    Details Dynamic, Term B,
                                                  due 4/22/2005                              5,493,131         5,493,125
                                                  Dictaphone Corp.:
                   B-        B1        796,937       Revolving Credit, due 3/31/2001           796,937           777,013
                   B-        B1      7,750,000       Term C, due 6/30/2003                   7,680,912         7,691,875
                                                  Dynatech Corporation:
                   NR++      NR++    1,660,714       Term B, due 3/31/2005                   1,660,714         1,660,714
                   NR++      NR++    1,660,714       Term C, due 3/31/2006                   1,660,714         1,660,714
                   NR++      NR++    1,660,714       Term D, due 3/31/2007                   1,660,714         1,660,714
                   BB-       Ba3    19,875,389    International Wire Group, Inc.,
                                                  Term B, due 9/30/2003                     19,858,613        19,925,078
                   NR++      NR++    3,577,500    Mitel Corporation, Axel B,
                                                  due 2/26/2003                              3,570,873         3,573,028
                   NR++      Ba3     6,872,838    Neopost, Term C, due 6/24/2006             6,856,957         6,855,656
                   NR++      Ba3     6,973,077    Telex Communications, Inc., Term B,
                                                  due 11/30/2004                             6,957,833         6,554,692
                                                                                        --------------    --------------
                                                                                            75,318,237        74,860,896




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Energy--0.5%       NR++      Ba2   $11,000,000    Clark Refining & Marketing,
                                                  Term, due 11/15/2004                  $   11,000,000    $   10,848,750
                   NR++      NR++    5,000,000    Plains All American, Term,
                                                  due 6/30/2005                              4,987,614         5,021,875
                                                                                        --------------    --------------
                                                                                            15,987,614        15,870,625

Financial                                         Outsourcing Solutions, Inc.:
Services--1.2%     NR++      B1      4,015,118       Term B, due 10/15/2003                  4,011,860         4,012,608
                   NR++      B1     37,416,658       Term C, due 10/15/2004                 37,416,658        37,393,273
                                                                                        --------------    --------------
                                                                                            41,428,518        41,405,881

Food & Kindred                                    Del Monte Corp.:
Products--2.9%     NR++      B2      1,636,364       Revolving Credit, due 3/31/2003         1,636,364         1,620,000
                   NR++      B2      3,272,727       Term A, due 3/31/2003                   3,272,727         3,272,727
                   NR++      B2      7,620,065       Term B, due 3/31/2005                   7,615,606         7,639,115
                   NR++      NR++    5,000,000    Dr. Pepper, Term B, due 12/31/2005         4,992,974         5,009,375
                                                  Imperial Holly Corp.:
                   BB-       Ba3     6,594,786       Term A, due 12/31/2003                  6,588,807         6,528,838
                   BB-       Ba3     5,279,536       Term B, due 12/31/2005                  5,274,594         5,239,939
                                                  International Homefoods, Inc.:
                   BB-       Ba3     3,278,226       Term A, due 11/21/2001                  3,276,187         3,270,030
                   BB-       Ba3    21,970,667       Term B, due 10/31/2005                 22,000,832        21,915,740
                                                  Mistic Beverage, Inc.:
                   BB-       Ba3     2,451,875       Term B, due 6/01/2004                   2,441,057         2,461,069
                   BB-       Ba3     2,451,875       Term C, due 6/01/2005                   2,440,802         2,461,069
                                                  Snapple Beverage Corp.:
                   BB-       Ba3     7,355,624       Term B, due 6/01/2004                   7,323,172         7,392,403
                   BB-       Ba3     7,355,624       Term C, due 6/01/2005                   7,322,406         7,392,403
                   NR++      Ba3     5,400,000    Southern Foods Group, Term B,
                                                  due 2/28/2006                              5,393,806         5,406,750
                   NR++      Ba3     9,520,548    Specialty Foods, Inc., Term,
                                                  due 1/31/2000                              9,446,874         9,520,548
                                                  Volume Services:
                   NR++      B2      6,595,333       Term B, due 12/31/2002                  6,549,177         6,595,333
                   NR++      B2      3,297,500       Term C, due 12/31/2003                  3,272,906         3,297,500
                                                                                        --------------    --------------
                                                                                            98,848,291        99,022,839

Funeral Homes &    NR++      Ba1    21,671,764    Loewen Group Capital, Term,
Parlors--1.3%                                     due 7/15/2000                             21,671,764        21,590,496
                   BB-       NR++   14,666,667    Prime Succession Inc., Axel,
                                                  due 8/01/2003                             14,624,376        14,749,167
                   BB        NR++    6,813,647    Rose Hills Co., Axel A,
                                                  due 12/01/2003                             6,799,986         6,839,198
                                                                                        --------------    --------------
                                                                                            43,096,126        43,178,861

Furniture &        NR++      NR++   10,000,000    Furniture Brands, Term,
Fixtures--0.3%                                    due 6/27/2007                             10,000,000        10,000,000

Grocery--2.1%      NR++      NR++   10,400,000    Big V Supermarkets, Inc.,
                                                  Term B, due 3/15/2000                     10,353,305        10,270,000
                   NR++      B1      9,948,980    Carr Gottstein Foods Co.,
                                                  Term B, due 12/31/2002                     9,946,429         9,961,416
                   NR++      NR++   39,846,155    Fred Meyer, Term, due 2/28/2003           39,580,219        39,547,308
                   NR++      NR++    4,500,000    LCP Grand Union Co., Term,
                                                  due 8/17/2003                              4,495,512         4,500,000
                                                  Star Acquisition Co., Inc.:
                   B         Ba3     3,455,179       Term B, due 12/31/2001                  3,445,930         3,442,222
                   B         Ba3     2,588,164       Term C, due 12/31/2002                  2,580,198         2,575,223
                                                                                        --------------    --------------
                                                                                            70,401,593        70,296,169

Health                                            Alaris Medical Systems, Inc.:
Services--         NR++      B1      3,763,200       Term A, due 8/01/2002                   3,777,838         3,763,200
7.7%               NR++      B1      3,166,428       Term B, due 11/01/2003                  3,163,335         3,174,344
                   NR++      B1      3,166,428       Term C, due 11/01/2004                  3,163,152         3,174,344
                   NR++      B1      2,980,216       Term D, due 5/01/2005                   2,978,397         2,987,667



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Health             NR++      NR++  $10,000,000    Columbia Healthcare Corp, Term A,
Services                                          due 6/16/1999                         $    9,975,170    $    9,943,750
(concluded)                                       Community Health Systems, Inc.:
                   NR++      NR++   16,089,041       Term B, due 12/31/2003                 16,026,350        16,094,069
                   NR++      NR++   16,089,041       Term C, due 12/31/2004                 16,023,236        16,094,069
                   NR++      NR++   12,082,192       Term D, due 12/31/2005                 12,031,010        12,093,519
                   NR++      NR++    6,374,296    CONMED Corp., Term B, due 12/30/2004       6,374,296         6,370,312
                                                  Dade International, Inc.:
                   NR++      B1      2,961,970       Term B, due 12/31/2002                  2,948,674         2,958,268
                   NR++      B1      2,961,970       Term C, due 12/31/2003                  2,947,933         2,961,970
                   NR++      B1      3,125,627       Term D, due 12/31/2004                  3,110,004         3,127,581
                   NR++      NR++    7,357,143    Endo Pharmaceuticals, Term B,
                                                  due 6/30/2004                              7,344,108         7,370,937
                   NR++      NR++    9,950,000    Extendicare Health, Inc., Term B,
                                                  due 12/31/2004                             9,940,812         9,943,781
                                                  FHC Health Systems:
                   NR++      NR++    2,743,125       Axel B, due 4/30/2005                   2,737,265         2,746,554
                   NR++      NR++    2,743,125       Axel C, due 4/30/2006                   2,737,238         2,746,554
                                                  Genesis Health Ventures, Inc.:
                   NR++      Ba3     6,285,833       Term B, due 9/30/2004                   6,274,451         6,287,798
                   NR++      Ba3     6,270,000       Term C, due 6/01/2005                   6,258,553         6,271,959
                                                  Integrated Health Services, Inc.:
                   NR++      Ba3    22,500,000       Term B, due 9/15/2003                  22,585,383        22,429,687
                   NR++      Ba3    10,000,000       Term C, due 9/15/2003                  10,000,000         9,993,750
                                                  Kinetic Concepts, Inc.:
                   BB        Ba2     5,970,000       Term B, due 12/31/2004                  5,970,000         5,973,731
                   BB        Ba2     5,970,000       Term C, due 12/31/2005                  5,970,000         5,973,731
                   NR++      NR++    7,000,000    MEDIQ PRN Life Support Services,
                                                  Term, due 6/30/2006                        6,993,155         7,010,937
                                                  Magellen Health Services:
                   NR++      Ba3     5,000,000       Term B, due 2/12/2005                   4,992,945         4,962,500
                   NR++      Ba3     5,000,000       Term C, due 2/12/2006                   4,992,869         4,962,500
                                                  Medical Specialties:
                   NR++      NR++   12,845,455       Axel, due 6/30/2004                    12,780,325        12,460,091
                   NR++      NR++    4,418,182       Term, due 6/30/2001                     4,400,621         4,351,909
                                                  Multicare Companies, Inc.:
                   NR++      B1      4,714,375       Term B, due 9/30/2004                   4,705,721         4,715,848
                   NR++      B1      1,567,500       Term C, due 6/01/2005                   1,564,619         1,567,990
                                                  Paracelsus HealthCare Corp.:
                   NR++      NR++    1,381,333       Term A, due 3/31/2003                   1,374,674         1,379,607
                   NR++      NR++    2,000,000       Term B, due 3/31/2004                   1,990,281         1,998,750
                                                  Paragon Health Network, Inc.:
                   NR++      Ba3     7,500,000       Term B, due 3/31/2005                   7,493,127         7,443,750
                   NR++      Ba3     7,500,000       Term C, due 3/31/2006                   7,493,023         7,443,750
                                                  Sun Healthcare Group, Inc.:
                   NR++      Ba3     5,518,637       Term B, due 11/12/2004                  5,511,150         5,515,188
                   NR++      Ba3     5,518,637       Term C, due 11/12/2005                  5,511,015         5,515,188
                   NR++      NR++   22,500,000    Total Renal Care, Term,
                                                  due 3/31/2008                             22,472,523        22,507,031
                   NR++      NR++    4,912,688    Wilson Great Batch, Term B,
                                                  due 7/10/2004                              4,901,675         4,900,406
                                                                                        --------------    --------------
                                                                                           259,514,928       259,217,020

Hotels &           NR++      NR++    7,125,000    Meristar Hospitality, Term B,
Motels--2.4%                                      due 1/31/2004                              7,116,192         7,107,187
                   NR++      NR++   75,000,000    Starwood Hotels & Resorts Trust,
                                                  Term, due 2/23/2003                       74,930,430        75,000,000
                                                                                        --------------    --------------
                                                                                            82,046,622        82,107,187



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Industrial         NR++      NR++ $ 26,177,876    Elis/Omni Services, Inc.,
Services--0.8%                                    Axel, due 10/30/2005                  $   26,324,969    $   26,128,793

Insurance--0.2%                                   BRW Acquisition:
                   NR++      NR++    2,500,000       Term B, due 7/09/2006                   2,496,914         2,492,187
                   NR++      NR++    2,500,000       Term C, due 7/09/2007                   2,496,908         2,492,187
                                                                                        --------------    --------------
                                                                                             4,993,822         4,984,374

Leasing &          NR++      NR++    7,250,000    Panavision, Term B, due 3/31/2005          7,230,097         7,240,937
Rental                                            Perf-O-Log:
Services--1.4%     NR++      NR++    1,560,341       Term, due 8/11/2003                     1,557,004         1,556,440
                   NR++      NR++    4,150,454       Term B, due 8/11/2003                   4,141,579         4,140,078
                   NR++      NR++    1,246,875       Term C, due 8/11/2003                   1,245,026         1,248,434
                   NR++      NR++    1,785,714       Term D, due 12/31/2004                  1,779,030         1,781,250
                   NR++      NR++      714,286       Term E, due 12/31/2004                    711,612           712,500
                                                  Renters Choice:
                   NR++      NR++    4,473,125       Term B, due 1/31/2006                   4,468,680         4,464,738
                   NR++      NR++    5,467,153       Term C, due 1/31/2007                   5,461,714         5,456,902
                   NR++      NR++   20,000,000    United Rentals Inc., Term,
                                                  due 6/30/2005                             19,980,292        20,012,500
                                                                                        --------------    --------------
                                                                                            46,575,034        46,613,779

Manufacturing--    B3        B+      4,750,000    Alliance Laundry Systems, Term,
1.6%                                              due 6/30/2005                              4,745,407         4,761,875
                   NR++      NR++    9,500,000    Goodman Manufacturing, Term B,
                                                  due 7/31/2005                              9,490,608         9,488,125
                   BB-       Ba2     7,500,000    Grove Worldwide, Term B,
                                                  due 4/28/2006                              7,492,726         7,523,437
                   NR++      NR++    8,986,141    Polyfibron Technologies, Term B,
                                                  due 12/29/2003                             8,986,141         8,986,141
                   NR++      NR++    4,991,072    Russell Stanley, Term B,
                                                  due 6/30/2005                              4,974,032         5,003,549
                                                  Sealy Mattress:
                   B+        Ba3     3,023,030       Axel B, due 12/15/2004                  3,019,541         3,034,367
                   B+        Ba3     2,176,970       Axel C, due 12/15/2005                  2,174,421         2,185,133
                   B+        Ba3     2,781,818       Axel D, due 12/15/2006                  2,778,526         2,792,250
                   B+        Ba3    10,000,000       Term A, due 12/15/2003                 10,062,500        10,003,125
                                                                                        --------------    --------------
                                                                                            53,723,902        53,778,002

Measuring,         NR++      NR++    9,330,624    CHF/Ebel USA, Inc., Term B,
Analyzing &                                       due 9/30/2001                              9,330,624         9,330,624
Controlling        NR++      B1     10,630,866    Graphic Controls Corp., Term B,
Instruments--0.7%                                 due 9/28/2003                             10,591,201        10,624,222
                   NR++      Ba3     4,950,000    Packard Bioscience Co., Term,
                                                  due 3/31/2003                              4,935,146         4,956,187
                                                                                        --------------    --------------
                                                                                            24,856,971        24,911,033

Metals &           B+        Ba3     9,971,429    Acme Metals, Inc., Term,
Mining--3.9%                                      due 12/01/2005                             9,971,429         9,522,714
                   B+        NR++    5,008,036    Adience, Inc., Term B,
                                                  due 4/15/2005                              4,991,394         5,020,556
                   NR++      Caa     4,657,582    Alliance Coal, Term B,
                                                  due 12/31/2002                             4,640,220         4,654,671
                                                  Centennial Resources:
                   NR++      NR++    1,961,538       Term A, due 3/31/2002                   1,946,486         1,765,384
                   NR++      NR++    5,105,770       Term B, due 3/31/2004                   5,062,435         4,595,193
                                                  Ispat Inland LP:
                   NR++      NR++   17,000,000       Term B, due 7/15/2005                  16,979,039        16,978,750
                   NR++      NR++   17,000,000       Term C, due 7/15/2006                  16,978,987        16,978,750
                   NR++      Ba3    14,884,615    Koppers Industries, Term B,
                                                  due 11/30/2004                            14,867,068        14,866,010
                   NR++      Ba3     8,500,000    Neenah Foundry, Term B,
                                                  due 9/30/2005                              8,491,842         8,489,375
                   NR++      NR++   31,000,000    Ormet Corporation, Term,
                                                  due 8/15/2008                             30,922,639        31,000,000
                   NR++      NR++    9,230,769    P & L Coal Holdings, Term B,
                                                  due 6/30/2006                              9,230,769         9,253,846
                   NR++      Ba2    10,129,048    UCAR Global Enterprises, Term B, due
                                                  12/31/2002                                10,121,076         9,875,821
                                                                                        --------------    --------------
                                                                                           134,203,384       133,001,070




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Packaging--0.8%    NR++      NR++  $ 4,250,000    Ball Corporation, Term B,
                                                  due 2/10/2005                         $    4,245,778    $    4,260,625
                   NR++      NR++    4,339,286    Graham Packaging, Term D,
                                                  due 1/31/2007                              4,339,286         4,339,286
                   NR++      BB      3,750,000    Huntsman Packaging Corp., Term B,
                                                  due 6/30/2006                              3,746,344         3,750,000
                   NR++      B1     14,887,500    Ivex Packaging Corp., Term B,
                                                  due 10/02/2004                            14,870,749        14,896,805
                                                                                        --------------    --------------
                                                                                            27,202,157        27,246,716

Paper--8.1%        NR++      NR++    4,975,000    Bear Island Paper Co., Term,
                                                  due 12/31/2005                             4,965,706         4,990,547
                   BB        Ba3     4,715,152    Crown Paper Co., Term B,
                                                  due 8/22/2003                              4,673,444         4,706,311
                   BB        Ba3    35,000,000    Jefferson Smurfit Company/Container
                                                  Corp. of America, Term B,
                                                  due 3/24/2006                             35,000,000        35,000,000
                   NR++      NR++    5,000,000    Le Groupe Forex, Term B,
                                                  due 6/30/2005                              4,993,862         5,000,000
                   NR++      NR++   25,000,000    Paper Acquisition, Term,
                                                  due 6/08/2001                             24,964,761        24,996,875
                   NR++      NR++    6,500,000    Repap Brunswick, Term B,
                                                  due 6/01/2004                              6,515,000         6,565,000
                                                  Riverwood International Corp.:
                   B+        B1      5,620,011       Term A, due 2/28/2003                   5,454,420         5,607,717
                   B+        B1     66,465,370       Term B, due 2/28/2004                  65,749,524        66,756,156
                   B+        B1     25,602,280       Term C, due 8/31/2004                  25,318,553        25,714,290
                                                  Stone Container Corp.:
                   NR++      Ba3    28,030,332       Term B, due 4/01/2000                  28,068,721        28,065,370
                   NR++      Ba3    19,913,262       Term C, due 10/01/2003                 19,896,428        19,938,153
                   NR++      Ba3    29,153,298       Term E, due 10/01/2003                 29,382,401        29,226,181
                                                  Stronghaven:
                   NR++      NR++    9,352,586       Term B, due 5/15/2004                   9,314,248         9,305,823
                   NR++      NR++    1,705,714       Term C, due 5/15/2004                   1,705,714         1,697,186
                                                  WEC Company:
                   NR++      NR++    2,916,667       Term B, due 9/30/2005                   2,913,031         2,916,667
                   NR++      NR++    2,083,333       Term C, due 9/30/2006                   2,080,735         2,083,333
                                                                                        --------------    --------------
                                                                                           270,996,548       272,569,609

Petroleum          BB-       Ba3     3,242,602    Petro Shopping Centers, Term B,
Refineries--0.1%                                  due 12/31/2003                             3,235,921         3,244,628

Printing &                                        21st Century:
Publishing--3.0%   NR++      B3         85,714       Revolving Credit, due 9/15/2003            85,714            84,857
                   NR++      B3      5,515,714       Term A, due 9/15/2003                   5,543,293         5,460,557
                   NR++      B1     15,000,000    Advanstar Communications, Term B,
                                                  due 4/30/2005                             14,985,507        15,011,250
                   NR++      NR++    8,375,000    Journal Register Co., Term B,
                                                  due 9/30/2006                              8,364,650         8,354,062
                                                  K-III Communications Corp.:
                   NR++      Ba3     6,640,000       Revolving Credit, due 12/31/2000        6,640,000         6,598,500
                   NR++      Ba3     4,000,000       Term 2, due 6/30/2004                   4,000,000         3,982,500
                   NR++      Ba3     4,000,000       Term 3, due 12/31/2000                  4,000,000         3,977,500
                   NR++      Ba3     9,950,000    Morris Communications, Term B,
                                                  due 6/30/2005                              9,932,901         9,918,906
                                                  RH Donnolley Inc.:
                   NR++      NR++    3,372,995       Term B, due 12/05/2005                  3,369,702         3,366,671
                   NR++      NR++    3,877,005       Term C, due 12/05/2006                  3,873,205         3,869,736
                                                  Von Hoffmann Press, Inc.:
                   NR++      B1      3,335,714       Term B, due 5/22/2005                   3,328,352         3,360,732
                   NR++      B1     10,828,571       Term C, due 5/22/2006                  10,809,094        10,909,786
                                                  Ziff-Davis Inc.:
                   NR++      Ba2     5,000,000       Term A, due 3/31/2005                   4,991,479         5,003,125
                   NR++      Ba2    22,500,000       Term B, due 3/31/2006                  22,477,988        22,415,625
                                                                                        --------------    --------------
                                                                                           102,401,885       102,313,807




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Restaurants--                                     AFC Enterprises:
0.4%               NR++      Ba3   $ 5,440,000       Acquisition Term, due 6/30/2002    $    5,440,000    $    5,402,600
                   NR++      Ba3       560,000       Revolving Credit, due 3/30/2002           560,000           556,850
                   NR++      Ba3     3,640,000       Term, due 6/30/2002                     3,625,591         3,628,625
                   NR++      Ba3     4,670,724    Shoney's, Inc., Term B, due 4/30/2002      4,645,572         4,600,663
                                                                                        --------------    --------------
                                                                                            14,271,163        14,188,738

Retail             NR++      NR++    5,750,000    Advance Store, Term B, due 4/15/2006       5,741,666         5,760,781
Specialty--0.4%    NR++      NR++    2,461,539    Murray's Discount Auto Stores, Term,
                                                  due 6/30/2003                              2,461,539         2,461,539
                   NR++      Ba2     3,968,750    Travel Centers of America, Term B,
                                                  due 3/27/2005                              3,955,841         3,978,672
                                                                                        --------------    --------------
                                                                                            12,159,046        12,200,992

Shipping--0.5%                                    American Commercial Lines, LLC:
                   NR++      NR++    6,349,693       Term B, due 6/26/2006                   6,343,431         6,345,725
                   NR++      NR++    8,650,305       Term C, due 6/26/2007                   8,641,764         8,644,900
                                                                                        --------------    --------------
                                                                                            14,985,195        14,990,625

Telephone                                         Cellular, Inc.:
Communica-         NR++      B1     13,985,692       Term B, due 9/30/2006                  13,975,885        14,029,397
tions--11.0%       NR++      B1      8,130,081       Term C, due 3/31/2007                   8,110,582         8,160,569
                   NR++      B1     22,764,227       Term D, due 9/30/2007                  22,709,402        22,849,593
                   NR++      NR++   25,000,000    Cox Communications, Inc., Term B,
                                                  due 12/31/2006                            24,939,988        24,953,125
                   NR++      Ba2    17,425,000    Flag Ltd., Term, due 1/30/2005            17,343,537        17,359,656
                                                  Iridium Operating LLC:
                   B2        B2      2,445,013       Term, due 12/31/1998                    2,433,386         2,435,844
                   B2        B2      2,774,936       Term, due 12/31/1998                    2,772,628         2,754,124
                   NR++      NR++   25,000,000    Lucent Technologies, Term,
                                                  due 5/29/2004                             24,938,243        25,015,625
                                                  MobileMedia Corp.:
                   NR++      Caa     8,367,347       Term A, due 6/30/2002                   8,344,941         8,189,541
                   NR++      Caa     2,366,667       Term B2, due 6/30/2003                  2,361,618         2,316,375
                   NR++      B1     40,000,000    Nextel Communications, Inc., Term B,
                                                  due 9/30/2006                             39,951,894        40,087,500
                   NR++      B1     27,500,000    Nortel, Term A, due 3/31/2006             27,528,125        27,508,594
                                                  Omnipoint Communications Corp.:
                   BB-       Ba2     6,792,172       Term A, due 2/17/2006                   6,785,687         6,809,152
                   BB-       Ba2     1,938,479       Term B, due 2/17/2006                   1,936,628         1,943,325
                   BB-       Ba2    43,640,625       Term C, due 2/17/2006                  43,640,625        43,749,727
                                                  Pacific Coin:
                   NR++      NR++    4,552,727       Acquisition Term, due 12/31/2003        4,534,896         4,552,727
                   NR++      NR++    2,213,115       Term A, due 12/31/2002                  2,205,331         2,213,115
                   NR++      NR++    2,740,833       Term B, due 12/31/2004                  2,730,961         2,740,833
                   NR++      Ba3     7,598,000    PageNet Finance, Inc., Revolving
                                                  Credit, due 12/31/2004                     7,598,000         7,408,050
                   NR++      NR++   15,000,000    PowerTel PCS, Inc., Term, due
                                                  3/04/2001                                 15,000,000        14,943,750
                                                  Sprint Spectrum L.P:
                   NR++      B1     17,775,000       Term 1, due 1/02/2006                  17,638,596        17,819,438
                   NR++      B1     17,775,000       Term 2, due 1/02/2006                  17,638,487        17,819,438
                   NR++      NR++   15,000,000    TeleCorp PCS, Term B, due 1/15/2008       14,970,245        14,925,000
                   NR++      NR++   10,000,000    Triton PCS, Term B, due 4/30/2007          9,976,474         9,962,500
                   NR++      NR++   10,000,000    Western PCS, Term B, due 6/30/2007         9,980,266        10,037,500
                   B+        B2     20,000,000    Western Wireless Corp., Term B,
                                                  due 3/31/2005                             20,000,000        20,018,750
                                                                                        --------------    --------------
                                                                                           370,046,425       370,603,248




Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

SCHEDULE OF INVESTMENTS (concluded)
                   S&P    Moody's       Face              Senior Secured                                       Value
Industries        Rating   Rating      Amount       Floating Rate Loan Interests*             Cost           (Note 1a)
Textiles/Mill                                     Joan Fabrics:
Products--0.5%     NR++      NR++ $  3,271,053       Term B, due 6/30/2005              $    3,266,606    $    3,269,008
                   NR++      NR++    1,700,000       Term C, due 6/30/2006                   1,697,648         1,698,937
                   NR++      NR++   10,500,000    Tartan Textiles, Term B,
                                                  due 5/01/2005                             10,474,586        10,500,000
                                                                                        --------------    --------------
                                                                                            15,438,840        15,467,945

Transportation     NR++      Ba3    14,132,432    Atlas Freighter Leasing I,
Services--1.1%                                    Term, due 5/29/2004                       14,126,427        14,150,098
                   NR++      Ba3    14,132,432    Atlas Freighter Leasing II,
                                                  Term, due 5/29/2004                       14,123,057        14,150,098
                   NR++      NR++    7,500,000    North American Van Lines, Term B,
                                                  due 3/30/2006                              7,490,974         7,500,000
                                                                                        --------------    --------------
                                                                                            35,740,458        35,800,196

                                                  Total Senior Secured Floating Rate
                                                  Loan Interests--91.2%                  3,072,268,439     3,070,351,435

                                      Shares
                                       Held               Warrants & Agreements

Cable TV Services--0.0%                    707    Classic Cable, Inc. (Warrants)(a)                  0                 0

Drilling--0.0%                          12,250    Rigco North America (Warrants)(a)                  0                 0

General Merchandise Stores--0.1%     2,288,402    Just For Feet, Inc. (Agreement)(b)         2,288,402         1,736,916

                                                  Total Investments in Warrants &
                                                  Agreements--0.1%                           2,288,402         1,736,916
                                       Face
                                      Amount             Short-Term Securities

Commercial                         $50,000,000    Countrywide Home Loans, Inc.,
Paper**--7.8%                                     5.54% due 9/16/1998                       49,884,583        49,884,583
                                    50,000,000    Finova Capital Corp., 5.52%
                                                  due 10/05/1998                            49,739,333        49,739,333
                                    57,672,000    General Motors Acceptance Corp.,
                                                  5.81% due 9/01/1998                       57,672,000        57,672,000
                                    15,000,000    Knight-Ridder, Inc., 5.54% due
                                                  9/08/1998                                 14,983,842        14,983,842
                                    15,000,000    Rank Xerox Capital, 5.53% due
                                                  9/11/1998                                 14,976,958        14,976,958
                                                  Republic Industries, Inc.:
                                    14,000,000       5.50% due 9/02/1998                    13,997,842        13,997,842
                                    25,000,000       5.53% due 10/05/1998                   24,869,431        24,869,431
                                    25,000,000    Transamerica Finance Corp., 5.51%
                                                  due 9/01/1998                             25,000,000        25,000,000
                                    11,160,000    Xerox Corp., 5.50% due 9/04/1998          11,154,885        11,154,885

                                                  Total Investments in Short-Term
                                                  Securities--7.8%                         262,278,874       262,278,874


Total Investments--99.1%                                                                $3,336,835,715     3,334,367,225
                                                                                        ==============
Other Assets Less Liabilities--0.9%                                                                           30,664,967
                                                                                                          --------------
Net Assets--100.0%                                                                                        $3,365,032,192
                                                                                                          ==============


(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and numbers of shares are subject to adjustment under certain conditions until the expiration date.
(b)Represents an obligation by Just For Feet, Inc. to pay an amount to the Fund on April 30, 2002, contingent upon the earnings before income taxes and depreciation of Just For Feet, Inc. as of January
   31, 2002.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate.
 **Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
   Ratings of issues shown have not been audited by Deloitte & Touche LLP.

   See Notes to Financial Statements.



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of August 31, 1998
Assets:             Investments, at value (identified cost--$3,336,835,715)
                    (Note 1b)                                                                            $ 3,334,367,225
                    Cash                                                                                       5,040,725
                    Receivables:
                      Interest                                                     $     25,785,874
                      Capital shares sold                                                10,819,389
                      Commitment fees                                                       169,232           36,774,495
                                                                                    ---------------
                    Prepaid registration fees and other assets (Note 1f)                                         735,226
                                                                                                         ---------------
                    Total assets                                                                           3,376,917,671
                                                                                                         ---------------

Liabilities:        Payables:
                      Dividends to shareholders (Note 1g)                                 4,346,520
                      Investment adviser (Note 2)                                         2,492,689
                      Administrator (Note 2)                                                655,971
                      Interest expense (Note 6)                                              90,461            7,585,641
                                                                                    ---------------
                    Deferred income (Note 1e)                                                                    971,098
                    Accrued expenses and other liabilities                                                     3,328,740
                                                                                                         ---------------
                    Total liabilities                                                                         11,885,479
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 3,365,032,192
                                                                                                         ===============

Net Assets          Common Stock, par value $0.10 per share; 1,000,000,000
Consist of:         shares authorized                                                                    $    33,741,754
                    Paid-in capital in excess of par                                                       3,343,726,905
                    Undistributed investment income--net                                                          71,750
                    Accumulated realized capital losses on investments--net
                    (Note 7)                                                                                 (10,039,727)
                    Unrealized depreciation on investments--net                                               (2,468,490)
                                                                                                         ---------------
                    Net Assets--Equivalent to $9.97 per share based on shares of
                    337,417,538 capital stock outstanding                                                $ 3,365,032,192
                                                                                                         ===============

                    See Notes to Financial Statements.



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


FINANCIAL INFORMATION (continued))

Statement of Operations
                                                                                                      For the Year Ended
                                                                                                         August 31, 1998
Investment Income   Interest and discount earned                                                         $   252,610,169
(Note 1e):          Facility and other fees                                                                    3,411,440
                                                                                                         ---------------
                    Total income                                                                             256,021,609
                                                                                                         ---------------

Expenses:           Investment advisory fees (Note 2)                               $    29,695,074
                    Administrative fees (Note 2)                                          7,814,493
                    Transfer agent fees (Note 2)                                          1,763,950
                    Loan interest expense (Note 6)                                        1,411,904
                    Registration fees (Note 1f)                                           1,400,803
                    Accounting services (Note 2)                                            403,737
                    Professional fees                                                       380,295
                    Tender offer costs (Note 8)                                             239,636
                    Printing and shareholder reports                                        114,289
                    Custodian fees                                                           90,711
                    Borrowing costs (Note 6)                                                 65,611
                    Directors' fees and expenses                                             36,061
                    Other                                                                   244,358
                                                                                    ---------------
                    Total expenses                                                                            43,660,922
                                                                                                         ---------------
                    Investment income--net                                                                   212,360,687
                                                                                                         ---------------

Realized &          Realized loss on investments--net                                                         (3,676,079)
Unrealized          Change in unrealized appreciation/depreciation on
Loss on             investments--net                                                                          (9,910,437)
Investments--Net                                                                                         ---------------
(Notes 1c, 1e       Net Increase in Net Assets Resulting from Operations                                 $   198,774,171
& 3):                                                                                                    ===============

                    See Notes to Financial Statements.





Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


FINANCIAL INFORMATION (continued))

Statements of Changes in Net Assets
                                                                                              For the Year Ended
                                                                                                  August 31,
Increase (Decrease) in Net Assets:                                                        1998                 1997
Operations:         Investment income--net                                         $    212,360,687     $    195,758,437
                    Realized gain (loss) on investments--net                             (3,676,079)           1,494,764
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                     (9,910,437)           6,060,630
                                                                                   ----------------     ----------------
                    Net increase in net assets resulting from operations                198,774,171          203,313,831
                                                                                   ----------------     ----------------

Dividends to        Investment income--net                                             (212,288,937)        (195,758,437)
Shareholders                                                                       ----------------     ----------------
(Note 1g):          Net decrease in net assets resulting from dividends
                    to shareholders                                                    (212,288,937)        (195,758,437)
                                                                                   ----------------     ----------------

Capital Share       Net increase in net assets resulting from capital
Transactions        share transactions                                                  386,757,317           38,706,901
(Note 4):                                                                          ----------------     ----------------

Net Assets:         Total increase in net assets                                        373,242,551           46,262,295
                    Beginning of year                                                 2,991,789,641        2,945,527,346
                                                                                   ----------------     ----------------
                    End of year*                                                   $  3,365,032,192     $  2,991,789,641
                                                                                   ================     ================

                   *Undistributed investment income--net                           $         71,750                   --
                                                                                   ================     ================

                    See Notes to Financial Statements.



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


FINANCIAL INFORMATION (continued)

Statements of Cash Flows

                                                                                                     For the Year Ended
                                                                                                     August 31, 1998
Cash Provided by    Net increase in net assets resulting from operations                                $    198,774,171
Operating           Adjustments to reconcile net increase in net assets resulting from
Activities:         operations to net cash provided by operating activities:
                      Increase in receivables                                                                 (2,391,283)
                      Decrease in other assets                                                                 2,092,268
                      Increase in other liabilities                                                              646,890
                      Realized and unrealized loss on investments--net                                        13,586,516
                      Amortization of discount                                                               (23,142,195)
                                                                                                        ----------------
                    Net cash provided by operating activities                                                189,566,367
                                                                                                        ----------------

Cash Used for       Proceeds from principal payments and sales of loan interests                           1,933,726,438
Investing           Purchases of loan interests                                                           (2,548,414,584)
Activities:         Purchases of short-term investments                                                  (24,225,359,835)
                    Proceeds from sales and maturities of short-term investments                          24,481,273,524
                                                                                                        ----------------
                    Net cash used for investing activities                                                  (358,774,457)
                                                                                                        ----------------

Cash Provided by    Cash receipts from borrowings                                                            290,000,000
Financing           Cash payments from borrowings                                                           (290,000,000)
Activities:         Cash receipts on capital shares sold                                                     876,459,595
                    Cash payments on capital shares tendered                                                (595,698,442)
                    Dividends paid to shareholders                                                          (109,845,550)
                                                                                                        ----------------
                    Net cash provided by financing activities                                                170,915,603
                                                                                                        ----------------

Cash:               Net increase in cash                                                                       1,707,513
                    Cash at beginning of year                                                                  3,333,212
                                                                                                        ----------------
                    Cash at end of year                                                                 $      5,040,725
                                                                                                        ================

Cash Flow           Cash paid for interest                                                              $      1,577,653
Information:                                                                                            ================

Non-Cash            Capital shares issued in reinvestment of dividends paid to shareholders             $    102,041,674
Financing                                                                                               ================
Activities:

                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                 For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                1998     1997       1996        1995       1994
Per Share           Net asset value, beginning of year             $  10.02    $   9.99   $  10.02  $  10.02    $  10.02
Operating                                                          --------    --------   --------  --------    --------
Performance:        Investment income--net                              .68         .68        .66       .75         .59
                    Realized and unrealized gain (loss) on
                    investments--net                                   (.05)        .03       (.03)       --++        --++
                                                                   --------    --------   --------  --------    --------
                    Total from investment operations                    .63         .71        .63       .75         .59
                                                                   --------    --------   --------  --------    --------
                    Less dividends from investment
                    income--net                                        (.68)       (.68)      (.66)     (.75)       (.59)
                                                                   --------    --------   --------  --------    --------
                    Net asset value, end of year                   $   9.97    $  10.02   $   9.99  $  10.02    $  10.02
                                                                   ========    ========   ========  ========    ========

Total Investment    Based on net asset value per share                6.47%       7.23%      6.53%     7.68%       5.94%
Return:*                                                           ========    ========   ========  ========    ========

Ratios to Average   Expenses, excluding interest expense              1.35%       1.32%         --        --          --
Net Assets:                                                        ========    ========   ========  ========    ========
                    Expenses                                          1.40%       1.33%      1.34%     1.34%       1.43%
                                                                   ========    ========   ========  ========    ========
                    Investment income--net                            6.79%       6.72%      6.54%     7.45%       5.75%
                                                                   ========    ========   ========  ========    ========

Leverage:           Average amount of borrowings outstanding
                    during the year (in thousands)                 $ 24,299    $  4,409         --        --          --
                                                                   ========    ========   ========  ========    ========
                    Average amount of borrowings outstanding
                    per share during the year                      $    .08    $    .02         --        --          --
                                                                   ========    ========   ========  ========    ========

Supplemental        Net assets, end of year (in millions)          $  3,365    $  2,992   $  2,946  $  2,163    $    934
Data:                                                              ========    ========   ========  ========    ========
                    Portfolio turnover                               69.59%      74.00%     80.20%    55.23%      61.31%
                                                                   ========    ========   ========  ========    ========


                   *Total investment returns exclude the early withdrawal charge, if any. The Fund is a continuously offered closed-end fund,the shares of which are offered at net asset value. Therefore, no separate market exists.
                  ++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Senior Floating Rate Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a continuously offered, non-diversified, closed-end management investment company.

(a) Loan participation interests--The Fund invests in senior secured floating rate loan interests ("Loan Interests") with collateral having a market value, at time of acquisition by the Fund, which Fund management believes equals or exceeds the principal amount of the corporate loan. The Fund may invest up to 20% of its total assets in loans made on an unsecured basis. Depending on how the loan was acquired, the Fund will regard the issuer as including the corporate borrower along with an agent bank for the syndicate of lenders and any intermediary of the Fund's investment. Because agents and intermediaries are primarily commercial banks, the Fund's investment in corporate loans at August 31, 1998 could be considered to be concentrated in commercial banking.

(b) Valuation of investments--The Loan Interests will be valued in accordance with guidelines established by the Fund's Board of Directors. Under the Fund's current guidelines, Loan Interests will be valued at the average of the mean between the bid and asked quotes received from one or more brokers, if available.

Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Interest rate transactions--The Fund is authorized to enter into interest rate swaps and purchase or sell interest rate caps and floors. In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest on a specified notional principal amount. The purchase of an interest rate cap (or floor) entitles the purchaser, to the extent that a specified index exceeds (or falls below) a predetermined interest rate, to receive payments of interest equal to the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate cap (or floor).

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Facility fees are accreted into income over the term of the related loan.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

2. Investment Advisory and Administrative
Services Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to perform this investment advisory function.

For such services, the Fund pays a monthly fee at an annual rate of 0.95% of the Fund's average daily net assets. The Fund also has an Administrative Services Agreement with MLAM whereby MLAM will receive a fee equal to an annual rate of 0.25% of the Fund's average daily net assets on a monthly basis, in return for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

For the year ended August 31, 1998, Merrill Lynch Funds Distributor ("MLFD") earned early withdrawal charges of $3,175,705 relating to the tender of the Fund's shares.

For the year ended August 31, 1998, the Fund paid Merrill Lynch
International Bank Limited ("MLIB"), an affiliate of MLAM,
$1,411,904 for interest pursuant to a credit agreement with MLIB that expired on June 12, 1998.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, MLFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1998 were $2,543,374,408 and $1,932,403,430, respectively.

Net realized losses for the year ended August 31, 1998 and net unrealized losses as of August 31, 1998 were as follows:


                                     Realized     Unrealized
                                      Losses        Losses

Long-term investments            $ (3,672,662)  $ (2,468,490)
Short-term investments                 (3,417)            --
                                 ------------   ------------
Total                            $ (3,676,079)  $ (2,468,490)
                                 ============   ============

As of August 31, 1998, net unrealized depreciation for financial reporting and Federal income tax purposes aggregated $2,468,490, of which $7,205,939 is related to appreciated securities and $9,674,429 is related to depreciated securities. The aggregate cost of investments at August 31, 1998 for Federal income tax purposes was $3,336,835,715.


4. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Year Ended                                  Dollar
August 31, 1998                       Shares        Amount

Shares sold                        88,083,898   $880,414,085
Shares issued to share-
holders in reinvestment
of dividends                       10,206,064    102,041,674
                                 ------------   ------------
Total issued                       98,289,962    982,455,759
Shares tendered                   (59,583,594)  (595,698,442)
                                 ------------   ------------
Net increase                       38,706,368   $386,757,317
                                 ============   ============


For the Year Ended                                  Dollar
August 31, 1997                       Shares        Amount

Shares sold                        43,063,467   $430,288,115
Shares issued to share-
holders in reinvestment
of dividends                        9,529,624     95,204,864
                                 ------------   ------------
Total issued                       52,593,091    525,492,979
Shares tendered                   (48,731,298)  (486,786,078)
                                 ------------   ------------
Net increase                        3,861,793   $ 38,706,901
                                 ============   ============



Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998


NOTES TO FINANCIAL STATEMENTS (concluded)


5. Unfunded Loan Interests:
As of August 31, 1998, the Fund had unfunded loan commitments of $156,683,506, which would be extended at the option of the borrower, pursuant to the following loan agreements:

                                   Unfunded
                                  Commitment
Borrower                        (in thousands)

21st Century                     $    3,343
AFC Enterprises                       4,000
American Axel                         4,201
Arena Brands, Inc.                    2,459
Cellular, Inc.                        8,034
Chancellor Media Corp.                7,849
Continental Airlines, Inc.            4,639
Del Monte Corp.                       4,173
Dictaphone Corp.                        570
E&S Holdings Corp.                    2,377
FHC Health Systems                       31
Federal Mogul Corp.                   4,048
Foamex International PLC              4,692
Graham Packaging                      5,786
Hedstrom Corp.                        3,414
International Homefoods, Inc.         1,613
Iridium Operating LLC                 7,780
K-III Communications Corp.            5,360
KSL Recreation Group, Inc.            8,224
Kmart Corp.                          10,000
Loewen Group Capital                    528
Metro Goldwyn Mayer Co.               1,020
NTL Group                            14,599
Nextel Communications, Inc.           4,960
Northwestern Steel & Mining          15,000
Pacific Coin                            447
PageNet Finance, Inc.                 7,161
Teligent Delayed Draw                18,334
Trans Technology Corp.                2,042



6. Short-Term Borrowings:
On June 22, 1998, the Fund entered into a one-year credit agreement with Bank of New York. The agreement is a $100,000,000 credit facility bearing interest at the Federal Funds rate plus 0.25%-- 0.40% and/or the Eurodollar rate plus 0.25%--0.40%. For the year ended August 31, 1998, the average amount borrowed was approximately $24,299,451, and the daily weighted average interest rate was 5.83%. For the year ended August 31, 1998, facility and commitment fees aggregated approximately $65,611.

7. Capital Loss Carryforward:
At August 31, 1998, the Fund had a net capital loss carryforward of approximately $9,218,000, of which $1,471,000 expires in 2004, $3,279,000 expires in 2005 and $4,468,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.

8. Subsequent Event:
The Fund began a quarterly tender offer on September 22, 1998 which concludes on October 20, 1998.





Merrill Lynch Senior Floating Rate Fund, Inc.
August 31, 1998

<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Merrill Lynch Senior Floating Rate Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Senior Floating Rate Fund, Inc. as of August 31, 1998, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and financial intermediaries or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Senior Floating Rate Fund, Inc. as of August 31, 1998, the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
October 22, 1998
</AUDIT-REPORT>